Accumulated Other Comprehensive Income/(loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income/(loss)

Note 20 - Accumulated Other Comprehensive Income/(loss)

A breakdown of the accumulated other comprehensive income/(loss) is as follows:

(in US$ millions)	Post-retirement benefit obligation	Foreign currency translation reserve	Effective portion of the cash flow hedge	Accumulated Other Comprehensive Income
Allocation of partnership Capital to unit	(1.4)	—	—	(1.4)
Other comprehensive income	(0.1)	(4.5)	—	(4.6)

Balance at December 31, 2014	(1.5)	(4.5)	—	(6.0)

All items of other comprehensive income/(loss) are stated net of tax, With the exception of the post-retirement benefit obligation, all other items are not subject to tax(related tax expense for the year amounts $0.1M).